Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Summary of Deposits [Abstract]
Demand deposits, noninterest-bearing	$ 259,269	$ 360,329
Checking accounts	55,606	52,721
Money market deposits	232,115	208,335
Savings deposits	105,554	131,127
Time deposits of $250,000 or more	123,787	59,455
Other time deposits	432,260	279,512
Brokered time deposits	130,628	92,394
Total deposits	1,339,219	$ 1,183,873
Scheduled maturities of certificates of deposit [Abstract]
2020	534,185
2021	141,210
2022	7,718
2023	2,483
2024	1,065
Thereafter	14
Total	$ 686,675